Annual Total Returns [BarChart] - AMG Veritas Global Focus Fund - Class N	May 24, 2021
Bar Chart Table:
Annual Return 2011	1.64%
Annual Return 2012	13.65%
Annual Return 2013	40.16%
Annual Return 2014	13.19%
Annual Return 2015	(2.43%)
Annual Return 2016	9.61%
Annual Return 2017	17.98%
Annual Return 2018	(3.89%)
Annual Return 2019	27.85%
Annual Return 2020	8.16%